Financial Assets and Financial Liabilities_Carrying Amounts Of Financial Instruments By Category Assets(Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	₩ 422,281,432,000,000	₩ 367,081,428,000,000
Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	19,817,825,000,000	17,884,863,000,000
Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	32,227,345,000,000	27,858,364,000,000
Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	3,310,166,000,000	3,381,935,000,000
Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	290,122,838,000,000	265,486,134,000,000
Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	66,608,243,000,000	45,147,797,000,000
Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	10,195,015,000,000	7,322,335,000,000
Held for trading
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	33,175,335,000,000	29,397,846,000,000
Held for trading | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Held for trading | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	30,177,293,000,000	26,099,518,000,000
Held for trading | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	2,998,042,000,000	3,298,328,000,000
Held for trading | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Held for trading | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Held for trading | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Designated at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	2,050,052,000,000	1,758,846,000,000
Designated at fair value through profit or loss | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Designated at fair value through profit or loss | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	2,050,052,000,000	1,758,846,000,000
Designated at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Designated at fair value through profit or loss | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Designated at fair value through profit or loss | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Designated at fair value through profit or loss | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Loans and receivables
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	320,135,678,000,000	290,693,332,000,000
Loans and receivables | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	19,817,825,000,000	17,884,863,000,000
Loans and receivables | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Loans and receivables | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Loans and receivables | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	290,122,838,000,000	265,486,134,000,000
Loans and receivables | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Loans and receivables | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	10,195,015,000,000	7,322,335,000,000
Available-for-sale financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	48,116,263,000,000	33,970,293,000,000
Available-for-sale financial assets | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Available-for-sale financial assets | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Available-for-sale financial assets | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Available-for-sale financial assets | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Available-for-sale financial assets | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	48,116,263,000,000	33,970,293,000,000
Available-for-sale financial assets | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Held-to-maturity financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	18,491,980,000,000	11,177,504,000,000
Held-to-maturity financial assets | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Held-to-maturity financial assets | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Held-to-maturity financial assets | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Held-to-maturity financial assets | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Held-to-maturity financial assets | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	18,491,980,000,000	11,177,504,000,000
Held-to-maturity financial assets | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	312,124,000,000	83,607,000,000
Derivatives held for hedging | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	312,124,000,000	83,607,000,000
Derivatives held for hedging | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	₩ 0	₩ 0